AXS Astoria Real Assets ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 87.3%
	AEROSPACE/DEFENSE — 4.5%
1,290	Rheinmetall A.G.	$820,980
226,406	Rolls-Royce Holdings PLC*	1,612,270
		2,433,250
	AIRLINES — 1.9%
16,421	Delta Air Lines, Inc.	993,471
	BUILDING MATERIALS — 5.3%
3,172	Builders FirstSource, Inc.*	453,374
21,037	CRH PLC[1]	1,946,343
4,624	Holcim A.G.	445,741
		2,845,458
	CHEMICALS — 6.1%
4,553	Air Liquide S.A.	739,820
4,414	Celanese Corp.	305,493
10,127	CF Industries Holdings, Inc.	864,036
10,699	LyondellBasell Industries N.V. - Class A1	794,615
4,355	RPM International, Inc.	535,926
		3,239,890
	COMMERCIAL SERVICES — 2.4%
1,824	United Rentals, Inc.	1,284,899
	DIVERSIFIED FINANCIAL SERVICES — 6.5%
1,502	Ameriprise Financial, Inc.	799,710
5,049	Capital One Financial Corp.	900,338
3,034	Evercore, Inc. - Class A	840,994
12,120	Jefferies Financial Group, Inc.	950,208
		3,491,250
	ELECTRIC — 6.7%
33,234	AES Corp.	427,722
5,364	Constellation Energy Corp.	1,199,980
6,476	NRG Energy, Inc.	584,265
2,213	Talen Energy Corp.*	445,853
6,716	Vistra Corp.	925,935
		3,583,755
	ELECTRICAL COMPONENTS & EQUIPMENT — 1.3%
17,100	Fujikura Ltd.	712,464
	ENGINEERING & CONSTRUCTION — 3.2%
1,379	Comfort Systems USA, Inc.	584,779
1,269	EMCOR Group, Inc.	575,999

AXS Astoria Real Assets ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENGINEERING & CONSTRUCTION (Continued)
3,931	MasTec, Inc.*	$535,166
		1,695,944
	INVESTMENT COMPANIES — 1.7%
43,707	Cleanspark, Inc.*	402,542
6,309	Hut 8 Corp.*	129,271
23,347	MARA Holdings, Inc.*	391,529
		923,342
	IRON/STEEL — 1.8%
32,257	Fortescue Ltd.	364,487
5,281	Steel Dynamics, Inc.	602,404
		966,891
	MACHINERY-CONSTRUCTION & MINING — 7.9%
5,886	Caterpillar, Inc.	2,135,205
992	GE Vernova, Inc.	326,299
99,100	Mitsubishi Heavy Industries Ltd.	1,401,752
3,322	Vertiv Holdings Co. - Class A	377,412
		4,240,668
	METAL FABRICATE/HARDWARE — 0.8%
3,810	Advanced Drainage Systems, Inc.	440,436
	MINING — 2.4%
4,838	Agnico Eagle Mines Ltd.	378,307
3,321	Cameco Corp.	170,668
10,021	Rio Tinto PLC	592,751
22,707	Uranium Energy Corp.*	151,910
		1,293,636
	MISCELLANEOUS MANUFACTURING — 1.8%
1,239	Carlisle Cos., Inc.	456,993
6,528	Textron, Inc.	499,326
		956,319
	OIL & GAS — 19.2%
26,241	Canadian Natural Resources Ltd.	809,745
13,359	ConocoPhillips	1,324,812
19,980	Devon Energy Corp.	653,945
3,146	Diamondback Energy, Inc.	515,409
6,181	EOG Resources, Inc.	757,667
18,941	Exxon Mobil Corp.	2,037,483
14,408	Ovintiv, Inc.	583,524
43,343	Repsol S.A.	524,667

AXS Astoria Real Assets ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	OIL & GAS (Continued)
63,184	Shell PLC	$1,959,300
15,713	Suncor Energy, Inc.	560,586
35,490	Woodside Energy Group Ltd.	540,551
		10,267,689
	OIL & GAS SERVICES — 2.7%
27,608	Halliburton Co.	750,661
18,341	Schlumberger N.V.[1]	703,194
		1,453,855
	PACKAGING & CONTAINERS — 1.5%
28,890	Graphic Packaging Holding Co.	784,652
	REAL ESTATE — 3.2%
8,770	CBRE Group, Inc. - Class A*	1,151,413
2,182	Jones Lang LaSalle, Inc.*	552,352
		1,703,765
	REITS — 4.3%
115	Equinix, Inc.	108,432
3,102	SBA Communications Corp.	632,188
9,081	Simon Property Group, Inc.	1,563,839
		2,304,459
	TRANSPORTATION — 2.1%
39,200	Kawasaki Kisen Kaisha Ltd.	562,334
16,300	Nippon Yusen KK	546,894
		1,109,228
	TOTAL COMMON STOCKS
	(Cost $46,629,272)	46,725,321
	EXCHANGE-TRADED FUNDS — 12.0%
22,352	BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF	1,121,623
19,477	iShares 0-5 Year TIPS Bond ETF	1,959,386
25,019	Schwab U.S. TIPS ETF	646,241

AXS Astoria Real Assets ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
52,307	SPDR Gold MiniShares Trust*	$2,719,441
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $5,942,520)	6,446,691
	TOTAL INVESTMENTS — 99.3%
	(Cost $52,571,792)	53,172,012
	Other Assets in Excess of Liabilities — 0.7%	352,152
	TOTAL NET ASSETS — 100.0%	$53,524,164

PLC – Public Limited Company
ETF – Exchange-Traded Fund

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.